                                    Part C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (a) Financial Statements provided in the Statement of Additional Information.


1. Part A The Table of Condensed Financial Information is included in Part A of this Registration Statement.

2. Part B The following Financial Statements for the Variable Account are included in Part B of this Registration Statement.

   Statement of Assets and Liability -- December 31, 2000
   Statement of Operations -- Year ended December 31, 2000
   Statements of Changes in Net Assets -- Years ended December 31, 2000 and 1999 Notes to Financial Statements -- December 31, 2000
   Report of Ernst & Young LLP, Independent Auditors

3. Part B The following Statutory-Basis Financial Statements of The Lincoln National Life Insurance Company are included in the SAI:

   Balance Sheets Statutory-Basis -- Years ended December 31, 2000 and 1999 Statements of Operations Statutory-Basis -- Years ended December 31, 2000, 1999 and 1998
   Statements of Changes in Capital and Surplus Statutory-Basis -- Years ended December 31, 2000, 1999 and 1998
   Statements of Cash Flows Statutory-Basis -- Years ended December 31, 2000, 1999 and 1998

   Notes to Statutory-Basis Financial Statements -- December 31, 2000

   Report of Ernst & Young LLP, Independent Auditors


(b) Exhibits

     (1) Resolution of the Board of Directors and Memorandum from the President of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated by reference to Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.

     (2) Not Applicable.

     (3) (a) Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.

         (b) Amendment to Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on March 27, 1998.

         (c) Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on March 27, 1998.

         (d) Amendment dated October 15, 1999 to Principal Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

         (e) Amendment dated September 1999 to Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

         (f) Amendment dated February 2000 to Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

         (g) Amendment dated July 20, 2000 to Underwriting Agreement.

         (h) Selling Group Agreement dated November 2000.

     (4) (a) Variable Annuity contract incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on November 25, 1998.

         (b) Contract Amendment incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on August 13, 1999.

         (c) Contract Amendment incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

         (d) EEB Rider.

         (e) Form of I4LQ Rider.

         (f) Form of I4LNQ Rider.

     (5) Application.

     (6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

         (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

     (7) Not applicable.

     (8) (a) Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

         (b) Amendment to Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

         (c) Service Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement of Flexible Premium Variable Life Account F, Form S-6 (333-40745) filed November 21, 1997.

          (d) Amendment dated October 15, 1999 to Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

     (9) Opinion and Consent of Mary Jo Ardington, Counsel, of The Lincoln National Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on August 13, 1999.

     (10) Consent of Ernst & Young LLP, Independent Auditors.

     (11) Not applicable.

     (12) Not applicable.


     (13) Schedule for Computation of Performance Quotations incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on August 13, 1999.

     (14) Not applicable.


     (15) Other Exhibits:

          (a) Organizational Chart of the Lincoln National Insurance Holding Company System

          (b) Books and Records Report

     (16) Power of Attorney

          (a) Janet Chrzan
          (b) Lawrence T. Rowland, incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000
          (c) Charles Haldeman, Jr.
          (d)
          (e) Richard C. Vaughan, incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000
          (f) Jon A. Boscia, incorporated herein by reference to
              Registration Statement on Form N-4 (333-63505) filed on March 28, 2000

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME                          POSITIONS AND OFFICES WITH DEPOSITOR
----                          ------------------------------------


Jon A. Boscia**               President and Director

Lorry J. Stensrud*            Chief Executive Officer of Annuities, Executive
                              Vice President, and Director

John H. Gotta****             Chief Executive Officer of Life Insurance,
                              Executive Vice President and Director

Gary W. Parker****            Senior Vice President

Charles E. Haldeman, Jr.***** Director


Cynthia A. Rose*              Secretary and Assistant Vice President
Lawrence T. Rowland***        Executive Vice President and Director


Janet Chrzan*                 Senior Vice President, Chief Financial
                              Officer and Director

Eldon J. Summers*             Second Vice President and Treasurer
Richard C. Vaughan**          Director

Elizabeth Frederick*          Senior Vice President and General Counsel
Diane Dillman*                Director of Annuities Compliance
Christine Frederick****       Director of Life Compliance

     * Principal business address is 1300 South Clinton Street, Fort Wayne, IN 46802-3506

     ** Principal business address is Center Square West Tower, 1500 Market Street - Suite 3900, Philadelphia, PA 19102-2112

     *** Principal business address is One Reinsurance Place, 1700 Magnovox Way, Fort Wayne, IN 46804-1538

     ****      Principal business address is 350 Church Street, Hartford,
               CT 06103

     ***** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


     See Exhibit 15(a): Organizational Chart of the Lincoln National Insurance Holding Company System.

ITEM 27.  NUMBER OF CONTRACTOWNERS

     As of February 28, 2001, there were 239,557 contractowners under Account H.

ITEM 28.  INDEMNIFICATION

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life. Please refer to Article VII of the By-laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is again public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
     (1) through (4) set forth in that no-action letter.

ITEM 29.                       PRINCIPAL UNDERWRITER

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

Lincoln National Variable Annuity Account E and Lincoln Life Flexible Premium Variable Life Accounts F and J (all registered as investment companies under the 1940 Act) and Lincoln National Flexible Premium Group Variable Annuity Accounts 50, 51, and 52.

(b)        (1)                                (2)
     Name and Principal                 Positions and Offices
      Business Address                    with Underwriter
     ------------------                 ---------------------

     David L. Abzug                     Vice President
     27304 Park Vista Road
     Agoura Hills, CA 91301

     John A. Agar                       Vice President
     1501 N. University, Suite 227A
     Little Rock, AR 72207


     Robert B. Aprison                  Vice President
     2983 Bryn Wood Drive
     Madison, WI  53711

L    William W. Bagnard                 Vice President


     Steven L. Barnes                   Senior Vice President
     5400 Mount Meeker Rd., Suite 1
     Boulder, CO  80301-3508

B    Carl R. Bauer                      Vice President

     Michelle A. Bergeron               Senior Vice President
     4160 Gateswalk Drive
     Smyrna, GA 30080


     J. Walter Best, Jr.                Regional Vice President
     9013 Brentmeade Blvd.
     Brentwood, TN 37027

     Joseph T. Blair                    Senior Vice President
     148 E. Shore Ave.
     Groton Long Point, CT 06340

     John A. Blanchard                  Vice President
     6421 Aberdeen Road
     Mission Hills, KS 66208

     Ian B. Bodell                      Senior Vice President
     P.O. Box 1665
     Brentwood, TN 37024-1655

     Mick L. Brethower                  Senior Vice President
     2320 North Austin Ave
     Georgetown, TX  78626

     Alan Brown                         Vice President
     4129 Laclede Avenue
     St. Louis, MO  63108

B    J. Peter Burns                     Vice President

     Brian C. Casey                     Vice President
     8002 Greentree Rd.
     Bethesda, MD  20817


     Victor C. Cassato                  Senior Vice President
     609 W. Littleton Blvd., Suite 310
     Greenwood Village, CO 80120

     Christopher J. Cassin              Senior Vice President
     19 North Grant Street
     Hinsdale, IL 60521

     Denise M. Cassin                   Vice President
     1301 Stoney Creek Drive
     San Ramon, CA 94538

L    Larry P. Clemmensen                Director

L    Kevin G. Clifford                  Director, President and Co-Chief
                                        Executive Officer


     Ruth M. Collier                    Senior Vice President
     29 Landsdowne Drive
     Larchmont, NY 10538

S    David Coolbaugh              Assistant Vice President

H    Carlo O. Cordasco            Assistant Vice President

     Thomas E. Cournoyer          Vice President
     2333 Granada Boulevard
     Coral Gables, FL 33134

     Douglas A. Critchell         Senior Vice President
     3521 Rittenhouse St., N.W.
     Washington, DC  20015

L    Carl D. Cutting              Vice President

     William Daugherty            Regional Vice President
     1216 Highlander Way
     Mechanicsburg, PA 17055

     Guy E. Decker                Regional Vice President
     345 Trowbridge Lane
     Lawrenceville, GA 300436


     Dan J. Delianedis            Vice President
     8689 Braxton Drive
     Eden Prairie, MN 55347

     James A. DePerno, Jr.        Regional Vice President
     91 Church Street
     East Aurora, NY 14052

L    Bruce De Priester            Vice President

     Michael A. Dilella           Vice President
     P.O. Box 661
     Ramsey, NJ 07446

     G. Michael Dill              Senior Vice President
     505 E. Main Street
     Jenks, OK 74037


     Kirk D. Dodge                Senior Vice President
     2627 Mission Street
     San Marino, CA 91108

     Peter J. Doran               Director, Executive Vice President
     100 Merrick Road, Suite 216W
     Rockville Centre, NY 11570

L    Michael J. Downer            Secretary

     Michael J. Dullaghan         Regional Vice President
     1307 Sage Court
     Chesapeake, VA 23320

     Robert W. Durbin             Vice President
     74 Sunny Lane
     Tiffin, OH 44883

I    Lloyd G. Edwards             Senior Vice President


     Timothy L. Ellis             Regional Vice President
     1441 Canton Mart Road,
     Suite 9
     Jackson, MS 39211

     John Fodor                   Senior Vice President
     15 Latisquama Road
     Southborough, MA 01772

     Daniel B. Frick              Regional Vice President
     845 Western Avenue
     Glen Ellyn, IL  60137


     Clyde E. Gardner             Senior Vice President
     Route 2, Box 3162
     Osage Beach, MO 65065

B    Evelyn K. Glassford          Vice President


     Jeffrey J. Greiner           Vice President
     12210 Taylor Road
     Plain City, OH 43064

L    Paul G. Haaga, Jr.           Director


B    Mariellen Hamann             Assistant Vice President

     Derek S. Hansen              Regional Vice President
     13033 Ridgedale Drive,
     PMB 147
     Minnetonka, MN 55305

     David E. Harper              Senior Vice President
     150 Old Franklin School Road
     Pittstown, NJ 08867


H    Mary Pat Harris              Assistant Vice President

     Ronald R. Hulsey             Senior Vice President
     6744 Avalon
     Dallas, TX 75214


     Robert S. Irish              Vice President
     1225 Vista Del Mar Drive
     Delray Beach, FL 33483




     Michael J. Johnston          Director
     630 Fifth Ave., 36th Floor
     New York, NY 10111

B  Damien M. Jordan                    Vice President

   John P. Keating                     Regional Vice President
   2285 Eagle Harbor Parkway
   Orange Park, FL 32073

   Dorothy Klock                       Vice President
   555 Madison Avenue, 29th Floor
   New York, NY 10022

H  Dianne L. Koska                     Assistant Vice President

   Andrew R. LeBlanc                   Regional Vice President
   78 Eton Road
   Garden City, NY 11530

   Arthur J. Levine                    Senior Vice President
   12558 Highlands Place
   Fishers, IN  46038


B   Karl A. Lewis                       Assistant Vice President


    T. Blake Liberty                    Vice President
    5506 East Mineral Lane
    Littleton, CO 80122

    Mark J. Lien                        Regional Vice President
    5570 Beechwood Terrace
    West Des Moines, IA 50266


L   Lorin E. Liesy                      Vice President


    Louis K. Linquata                   Regional Vice President
    170 South Battin
    Wichita, KS 67218

LW  Robert W. Lovelace                  Director


    Stephen A. Malbasa                  Senior Vice President
    13405 Lake Shore Blvd.
    Cleveland, OH 44110


    Steven M. Markel                    Senior Vice President
    5241 South Race Street
    Littleton, CO 80121


L   J. Clifton Massar                   Director, Senior Vice President


L   E. Lee McClennahan                  Senior Vice President

    James R. McCrary                    Regional Vice President
    963 1st Street, #1
    Hermosa Beach, CA 90254

S   John V. McLaughlin                  Senior Vice President


    Terry W. McNabb                     Vice President
    2002 Barrett Station Road
    St. Louis, MO  63131


    William E. Noe                      Vice President
    304 River Oaks Road
    Brentwood, TN 37027


    Peter A. Nyhus                      Vice President
    3084 Wilds Ridge Court
    Prior Lake, MN 55372


    Eric P. Olson                       Vice President
    62 Park Drive
    Glenview, IL 60025

    Jeffrey A. Olson                    Regional Vice President
    930 S. Cowley Street, #305
    Spokane, WA 99202

    Gary A. Peace                       Regional Vice President
    291 Kaanapali Drive
    Napa, CA  95864

    Samuel W. Perry                     Regional Vice President
    4730 East Indian School Road
    Suite 120
    Phoenix, AZ 85018

    David K. Petzke                     Regional Vice President
    4016 Saint Lucia Street
    Boulder, CO 80301

    Fredric Phillips                    Senior Vice President
    175 Highland Avenue, 4th Floor
    Needham, MA  02494



B   Candance D. Pilgrim                 Assistant Vice President


    Carl S. Platou                      Vice President
    7455 80th Place, SE
    Mercer Island, WA 98040

L  John O. Post                      Senior Vice President


S  Richard P. Prior                  Vice President



   Steven J. Reitman                 Senior Vice President
   212 The Lane
   Hinsdale, IL 60521


   Brian A. Roberts                  Vice President
   P.O. Box 388
   Glenville, NC 28736


   George S. Ross                    Senior Vice President
   P.O. Box 376
   Southport, ME 04576


L  Julie D. Roth                     Vice President


L  James F. Rothenberg               Director



   Douglas F. Rowe                   Vice President
   414 Logan Ranch Road
   Georgetown, TX 78628


   Christopher S. Rowey               Vice President
   10538 Cheviot Drive
   Los Angeles, CA 90034


   Dean B. Rydquist                   Senior Vice President
   1080 Bay Pointe Crossing
   Alpharetta, GA 30005

   Richard R. Samson                  Senior Vice President
   4604 Glencoe Avenue, # 4
   Marina del Rey, CA 90292


   Joseph D. Scarpitti                Vice President
   31465 St. Andrews
   Westlake, OH  44145


   Shannon D. Schofield               Regional Vice President
   3078 Peachtree Drive, NE
   Atlanta, GA 30305

L  R. Michael Shanahan                Director


   Brad W. Short                      Regional Vice President
   1601 Seal Way
   Seal Beach, CA 90740



   David W. Short                     Chairman of the Board
   1000 RIDC Plaza, Suite 212         and Co-Chief Executive Officer
   Pittsburgh, PA 15238


   William P. Simon                   Senior Vice President
   912 Castlehill Lane
   Devon, PA 19333

   Jerry L. Slater                    Regional Vice Presidnet
   4152 42nd Avenue, NE
   Seattle, WA 98105



   Rodney G. Smith                    Senior Vice President
   100 N. Central Expressway,
   Suite 1214
   Richardson, TX 75080


S  Sherrie L. Snyder-Senft            Assistant Vice President


   Anthony L. Soave                   Regional Vice President
   8831 Morning Mist Drive
   Clarkston, MI 48348

L  Therese L. Souiller                Assistant Vice President


   Nicholas D. Spadaccini             Vice President
   855 Markley Woods Way
   Cincinnati, OH  45230


L  Kristen J. Spazafumo               Assistant Vice President



   Daniel S. Spradling               Senior Vice President
   181 Second Avenue, Suite 228
   San Mateo, CA 94402


LW Eric H. Stern                     Director




B  Max D. Stites                     Vice President


   Thomas A. Stout                   Vice President
   1004 Ditchley Road
   Virginia Beach, VA 23451


   Craig R. Strauser                 Vice President
   3 Dover Way
   Lake Oswego, OR 97034


   Francis N. Strazzeri              Senior Vice President
   3021 Kensington Trace
   Tarpon Springs, FL 34689


L  Drew W. Taylor                    Assistant Vice President

   Gary J. Thoma                     Regional Vice President
   604 Thelosen Drive
   Kimberly, WI 54136

S  James P. Toomey                   Vice President


I  Christopher E. Trede              Vice President



   George F. Truesdail               Senior Vice President
   400 Abbotsford Court
   Charlotte, NC 28270


   Scott W. Ursin-Smith              Vice President
   60 Reedland Woods Way
   Tiburon, CA 94920

   J. David Viale                    Regional Vice President
   39 Old Course Drive
   Newport Beach, CA 92660

   Thomas E. Warren                  Vice President
   119 Faubel St.
   Sarasota, FL 34242


L J. Kelly Webb                      Senior Vice President, Treasurer
                                     and Controller

(b)                 (1)                             (2)

     Name and Principal           Positions and Offices
     Business Address             with Underwriter
     ------------------           ---------------------

     Gregory J. Weimer            Vice President
     206 Hardwood Drive
     Venetia, PA 15367

B    Timothy W. Weiss             Director

     George J. Wenzel             Regional Vice President
     251 Barden Road
     Bloomfield, MI 48304

H    J.D. Wiedmaier               Assistant Vice President

SF   N. Dexter Williams           Senior Vice President

     Timothy J. Wilson            Vice President
     113 Farmview Place
     Venetia, PA 15367

B    Laura L. Wimberly            Vice President

H    Marshall D. Wingo            Director, Senior Vice President

L    Robert L. Winston            Director, Senior Vice President

     William R. Yost              Senior Vice President
     9320 Overlook Trail
     Eden Prairie, MN 55347

     Janet M. Young               Regional Vice President
     1616 Vermont
     Houston, TX 77006

     Jonathan A. Young            Regional Vice President
     329 Downing Drive
     Chesapeake, VA 23322

     Scott D. Zambon              Regional Vice President
     2887 Player Lane
     Tustin Ranch, CA 92782

- -------------
L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B    Business Address, 135 South State College Boulevard, Brea, CA 92821

S    Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

SF Business Address, One Market, Stuart Tower, Suite 1800 San Francisco, CA 94105-1016

H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I    Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

(c) Name of Principal Underwriter: American Funds Distributors, Inc.; Net Underwriting Discounts and Commissions: $16,110,708.23.

Item 30.  Location of Accounts and Records

     See Exhibit 15(b) is hereby incorporated herein by reference.

Item 31.  Management Services

     Not Applicable.



Item 32.  Undertakings
-------

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.


(f) For Contracts sold in connection with the Texas Option Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

                                  SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 10th day of April, 2001.

                              LINCOLN NATIONAL VARIABLE ANNUITY
                              ACCOUNT H - Shareholders Advantage
                              (Registrant)

                              By: /s/ Ronald L. Stopher
                                  __________________________________
                                  Ronald L. Sopher
                                  Vice President, Lincoln National Life
                                  Insurance, Co.

                              THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                  (Depositor)

                              By: /s/ Lorry J. Stensrud
                                  __________________________________
                                  Lorry J. Stensrud
                                  (Signature-Officer of Depositor)
                                  Executive Vice President, Lincoln National
                                  Life Insurance, Co.
                                  (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                                               Title                          Date
-----------------------------------         --------------------------------           -----
 *
-----------------------------------         President and Director                     April 10, 2001
Jon A. Boscia                               (Principal Executive Officer)

/s/ Lorry J. Stensrud
-----------------------------------         Executive Vice President,                  April 10, 2001
Lorry  J. Stensrud                          Chief Executive Officer of
                                            Annuities, and Director

 **
-----------------------------------         Senior Vice President, Chief               April 10, 2001
Janet Chrzan                                Financial Officer and Director
                                            (Principal Accounting Officer
                                            and Principal Financial Officer)

 *
-----------------------------------         Executive Vice President                   April 10, 2001
Lawrence T. Rowland                         and Director


-----------------------------------         Executive Vice President,                  April __, 2001
John H. Gotta                               Chief Executive Officer of
                                            Life Insurance, and Director

 *
-----------------------------------         Director                                   April 10, 2001
Richard C. Vaughan


 **
-----------------------------------         Director                                   April 10, 2001
Charles E. Haldeman, Jr.

*By /s/ Steven M. Kluever
    -------------------------------         Pursuant to a Power of Attorney filed with Post-Effective
    Steven M. Kluever                       Amendment No. 3 to the Registration Statement

**By /s/ Steven M. Kluever
    -------------------------------         Pursuant to a Power of Attorney filed with this
    Steven M. Kluever                       Registration Statement
